Derivative instruments - Loss (gain) on derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative instruments
Realized gain on contracts settled during the year	$ (345,318)	$ (234,365)
Reversal of opening contracts settled during the year	284,096	43,267
Unwinding of contracts assumed in acquisitions		(51,526)
Unrealized loss (gain) on contracts outstanding at the end of the year	168,762	(171,448)
Loss (gain) on derivative instruments	$ 107,540	$ (414,072)